Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 12, 2023	Dec. 31, 2023	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Year-end value of $100 invested on December 31, 2020 in:
Year	Summary Compensation Table Total for PEO (Murphy)	Compensation Actually Paid to PEO (Murphy)	Summary Compensation Table Total for PEO (DeMarco)	Compensation Actually Paid to PEO (DeMarco)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Arrow Financial Corporation	KBW Regional Banking Index (7)	Net Income (in millions)	Earnings Per Share
	(1)	(1)(2)(3)(4)	(1)	(1)(2)(3)(4)	(5)	(2)(3)(4)(5)				(6)
2025	N/A	N/A	$1,572,406	$1,549,275	$628,535	$627,359	$139.22	$152.71	$43.95	$2.65
2024	N/A	N/A	$1,233,686	$1,230,215	$614,197	$614,702	$122.21	$143.39	$29.70	$1.77
2023	$1,662,004	$692,271	$943,532	$811,730	$541,482	$480,734	$114.09	$126.67	$30.10	$1.77
2022	$1,742,204	$1,922,576	N/A	N/A	$584,089	$562,080	$127.87	$127.17	$48.80	$2.87
2021	$2,146,089	$2,013,535	N/A	N/A	$557,166	$601,047	$124.97	$136.64	$49.90	$2.93

Company Selected Measure Name			Earnings per Share
Named Executive Officers, Footnote			The PEO in each reporting years 2021 through 2023 was Thomas J. Murphy, who was an executive officer until May 12, 2023. The PEO in the reporting years 2024 through 2025 was David S. DeMarco, our current PEO. Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average CAP for Penko Ivanov, Andrew J. Wise, Marc J. Yrsha, Michael J. Jacobs and Brooke M. Pancoe in the 2025 reporting year, Penko Ivanov, David D. Kaiser, Andrew J. Wise and Marc J. Yrsha in the 2024 reporting year, Penko Ivanov, David D. Kaiser and Andrew J. Wise in the 2023 reporting year, and Edward J. Campanella, David S. DeMarco, David D. Kaiser and Andrew J. Wise in the 2021-2022 reporting years.
PEO Total Compensation Amount			$ 1,572,406	$ 1,233,686		$ 1,742,204	$ 2,146,089
PEO Actually Paid Compensation Amount			$ 1,549,275	1,230,215		1,922,576	2,013,535
Adjustment To PEO Compensation, Footnote	Subtractions from, and additions to, total compensation in the Summary Compensation table by year to calculate CAP include:

	2025		2024		2023			2022		2021
	PEO (DeMarco)	Average Non-CEO NEOs	PEO (DeMarco)	Average Non-CEO NEOs	PEO (Murphy)	PEO (DeMarco)	Average of Other Non-PEO NEOs	PEO (Murphy)	Average of Other Non-PEO NEOs	PEO (Murphy)	Average of Other Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,572,406	$628,535	$1,233,686	$614,197	$1,662,004	$943,532	$541,482	$1,742,204	$584,089	$2,146,089	$557,166
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$(171,248)	$(35,841)	$(96,736)	$(23,300)	$(1,031,417)	$(151,195)	$(51,964)	$(470,237)	$(52,579)	$(908,942)	$(46,099)
Amount added for current year service cost	$97,104	$18,867	$87,095	$22,704	$530,040	$65,438	$24,772	$595,215	$33,255	$571,465	$31,163
Total Adjustments for Pension	$(74,144)	$(16,974)	$(9,641)	$(595)	$(501,377)	$(85,757)	$(27,192)	$124,978	$(19,324)	$(337,477)	$(14,936)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(243,265)	$(73,416)	$(103,926)	$(45,909)	$(242,704)	$(40,100)	$(26,733)	$(226,485)	$(38,251)	$(187,798)	$(24,251)
Year-end fair value of unvested awards granted in the current year	$276,257	$83,373	$118,027	$52,137	$—	$32,551	$21,701	$230,583	$32,940	$279,970	$54,023
Year-over-year difference of year-end fair values and vest date fair values for awards granted in prior years	$9,997	$3,763	$(5,821)	$(3,475)	$—	$(35,652)	$(25,412)	$38,559	$18,756	$106,511	$29,766
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$99,539	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(6,097)	$(2,436)	$(4,372)	$(2,652)	$(159,079)	$(2,844)	$(3,112)	$(986)	$1,098	$(6,543)	$(721)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$(169,874)	$—	$—	$—	$(17,228)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$14,121	$4,514	$2,261	$999	$3,762	$—	$—	$13,723	$—	$12,783	$—
Total Adjustments for Equity Awards	$51,013	$15,798	$6,169	$1,101	$(468,356)	$(46,045)	$(33,557)	$55,394	$(2,685)	$204,923	$58,817
Compensation Actually Paid (as calculated)	$1,549,275	$627,359	$1,230,215	$614,702	$692,271	$811,730	$480,734	$1,922,576	$562,080	$2,013,535	$601,047

Non-PEO NEO Average Total Compensation Amount			$ 628,535	614,197	$ 541,482	584,089	557,166
Non-PEO NEO Average Compensation Actually Paid Amount			$ 627,359	614,702	480,734	562,080	601,047
Adjustment to Non-PEO NEO Compensation Footnote	Subtractions from, and additions to, total compensation in the Summary Compensation table by year to calculate CAP include:

	2025		2024		2023			2022		2021
	PEO (DeMarco)	Average Non-CEO NEOs	PEO (DeMarco)	Average Non-CEO NEOs	PEO (Murphy)	PEO (DeMarco)	Average of Other Non-PEO NEOs	PEO (Murphy)	Average of Other Non-PEO NEOs	PEO (Murphy)	Average of Other Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,572,406	$628,535	$1,233,686	$614,197	$1,662,004	$943,532	$541,482	$1,742,204	$584,089	$2,146,089	$557,166
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$(171,248)	$(35,841)	$(96,736)	$(23,300)	$(1,031,417)	$(151,195)	$(51,964)	$(470,237)	$(52,579)	$(908,942)	$(46,099)
Amount added for current year service cost	$97,104	$18,867	$87,095	$22,704	$530,040	$65,438	$24,772	$595,215	$33,255	$571,465	$31,163
Total Adjustments for Pension	$(74,144)	$(16,974)	$(9,641)	$(595)	$(501,377)	$(85,757)	$(27,192)	$124,978	$(19,324)	$(337,477)	$(14,936)
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(243,265)	$(73,416)	$(103,926)	$(45,909)	$(242,704)	$(40,100)	$(26,733)	$(226,485)	$(38,251)	$(187,798)	$(24,251)
Year-end fair value of unvested awards granted in the current year	$276,257	$83,373	$118,027	$52,137	$—	$32,551	$21,701	$230,583	$32,940	$279,970	$54,023
Year-over-year difference of year-end fair values and vest date fair values for awards granted in prior years	$9,997	$3,763	$(5,821)	$(3,475)	$—	$(35,652)	$(25,412)	$38,559	$18,756	$106,511	$29,766
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$99,539	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(6,097)	$(2,436)	$(4,372)	$(2,652)	$(159,079)	$(2,844)	$(3,112)	$(986)	$1,098	$(6,543)	$(721)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$(169,874)	$—	$—	$—	$(17,228)	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$14,121	$4,514	$2,261	$999	$3,762	$—	$—	$13,723	$—	$12,783	$—
Total Adjustments for Equity Awards	$51,013	$15,798	$6,169	$1,101	$(468,356)	$(46,045)	$(33,557)	$55,394	$(2,685)	$204,923	$58,817
Compensation Actually Paid (as calculated)	$1,549,275	$627,359	$1,230,215	$614,702	$692,271	$811,730	$480,734	$1,922,576	$562,080	$2,013,535	$601,047

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income			CAP and Company Net Income as Reported
Compensation Actually Paid vs. Company Selected Measure			CAP and Company Selected Measure, Earnings per Share as Reported
Total Shareholder Return Vs Peer Group			CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Total Shareholder Return Amount			$ 139.22	122.21	114.09	127.87	124.97
Peer Group Total Shareholder Return Amount			152.71	143.39	126.67	127.17	136.64
Net Income (Loss)			$ 43,950,000	$ 29,700,000	$ 30,100,000	$ 48,800,000	$ 49,900,000
Company Selected Measure Amount			2.65	1.77	1.77	2.87	2.93
PEO Name	Thomas J. Murphy	David S. DeMarco	David S. DeMarco	David S. DeMarco		Thomas J. Murphy	Thomas J. Murphy
Additional 402(v) Disclosure	The following table illustrates the valuation assumptions used for stock option awards included as part of CAP:
•Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/fiscal year end ("FYE").
•Number of options and exercise price are valued as of FYE 2025 point-in-time.
•Risk-free-rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE.
•Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

For Stock Options Vesting in
	2025	2024	2023	2022	2021
Expected volatility	32% - 34%	31% - 40%	35% - 40%	36% - 39%	36% - 41%
Expected dividend yield	4.0% - 4.2%	4.0% - 4.3%	3.3% - 3.3%	3.1% - 3.1%	3.4% - 3.6%
Expected term, in years	3.0 - 4.0	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5	3.0 - 4.5
Risk-free interest rate	4.2% - 4.3%	3.8% - 4.2%	3.6% - 4.0%	1.4% - 1.7%	0.2% - 0.5%
The following table illustrates the valuation assumptions as of the vesting date for restricted stock awards that vested in each of 2025, 2024, 2023, 2022 and 2021 (note that no awards vested in 2024):

	Weighted Average Fair Value
	2025	2024	2023	2022	2021
Weighted Average Fair Value at vesting	$25.96	N/A	$22.56	$34.35	$27.61
Earnings per Share is defined in the Compensation Discussion and Analysis section of this Proxy Statement.
(7) The Company updated its TSR comparator group in 2025 to the KBW Regional Banking Index from the ABA NASDAQ Community Bank Index used in 2024. Historical figures have been updated to reflect the KBW Regional Banking Index.

Option Awards, Expected Volatility, Minimum			32.00%	31.00%	35.00%	36.00%	36.00%
Option Awards, Expected Volatility, Maximum			34.00%	40.00%	40.00%	39.00%	41.00%
Option Awards, Expected Dividend Yield, Minimum			4.00%	4.00%	3.30%	3.10%	3.40%
Option Awards, Expected Dividend Yield, Maximum			4.20%	4.30%	3.30%	3.10%	3.60%
Option Awards, Expected Term, Minimum			3 years	3 years	3 years	3 years	3 years
Option Awards, Expected Term, Maximum			4 years	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Option Awards, Risk-Free Interest Rate, Minimum			4.20%	3.80%	3.60%	1.40%	0.20%
Option Awards, Risk-Free Interest Rate, Maximum			4.30%	4.20%	4.00%	1.70%	0.50%
Restricted Share Awards, Weighted Average Fair Value | $ / shares			$ 25.96		$ 22.56	$ 34.35	$ 27.61
David S. DeMarco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,572,406	$ 1,233,686	$ 943,532
PEO Actually Paid Compensation Amount			1,549,275	1,230,215	811,730
Thomas J. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,662,004	$ 1,742,204	$ 2,146,089
PEO Actually Paid Compensation Amount					692,271	1,922,576	2,013,535
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(171,248)	(96,736)		(470,237)	(908,942)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			97,104	87,095		595,215	571,465
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			51,013	6,169		55,394	204,923
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(243,265)	(103,926)		(226,485)	(187,798)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			276,257	118,027		230,583	279,970
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,997	(5,821)		38,559	106,511
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,097)	(4,372)		(986)	(6,543)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0		0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,121	2,261		13,723	12,783
PEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension			(74,144)	(9,641)		124,978	(337,477)
PEO | David S. DeMarco [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(151,195)
PEO | David S. DeMarco [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					65,438
PEO | David S. DeMarco [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(46,045)
PEO | David S. DeMarco [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(40,100)
PEO | David S. DeMarco [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					32,551
PEO | David S. DeMarco [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(35,652)
PEO | David S. DeMarco [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David S. DeMarco [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,844)
PEO | David S. DeMarco [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David S. DeMarco [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David S. DeMarco [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension					(85,757)
PEO | Thomas J. Murphy [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,031,417)
PEO | Thomas J. Murphy [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					530,040
PEO | Thomas J. Murphy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(468,356)
PEO | Thomas J. Murphy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(242,704)
PEO | Thomas J. Murphy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas J. Murphy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas J. Murphy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					99,539
PEO | Thomas J. Murphy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(159,079)
PEO | Thomas J. Murphy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(169,874)
PEO | Thomas J. Murphy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,762
PEO | Thomas J. Murphy [Member] | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension					(501,377)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,841)	(23,300)	(51,964)	(52,579)	(46,099)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			18,867	22,704	24,772	33,255	31,163
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,798	1,101	(33,557)	(2,685)	58,817
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(73,416)	(45,909)	(26,733)	(38,251)	(24,251)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			83,373	52,137	21,701	32,940	54,023
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,763	(3,475)	(25,412)	18,756	29,766
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,436)	(2,652)	(3,112)	1,098	(721)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(17,228)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,514	999	0	0	0
Non-PEO NEO | Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension			$ (16,974)	$ (595)	$ (27,192)	$ (19,324)	$ (14,936)